SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company, its subsidiaries, the VIE and VIE’s subsidiaries consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of Qilian International, and its subsidiaries, the VIE and VIE’s subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. See Risks and Uncertainties disclosure for VIE structures in China.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and VIE’s subsidiaries included in the Company, its subsidiaries, the VIE and VIE subsidiaries’ consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and VIE’s subsidiaries, and the Company and its subsidiaries are as follows:

	September 30,	September 30,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$6,876,195	$10,027,168
Restricted cash	—	659,779
Accounts receivable, net	1,975,422	815,022
Bank acceptance receivable	4,131,392	2,585,886
Inventories, net	4,991,435	8,879,486
Advances to suppliers, net	708,097	1,214,951
Other current assets	229,992	1,493,304
Total current assets	18,912,533	25,675,596
Property and equipment, net	9,873,502	9,361,862
Intangible assets, net	3,423,582	1,726,928
Long-term investment	606,005	617,570
Other long-term assets	—	172,911
Operating lease right of use assets	59,300	86,584
Deferred tax assets	10,778	212,876
Total assets	$32,885,700	$37,854,327
LIABILITIES
Current liabilities:
Bank loans	$479,715	$140,578
Accounts payable	3,578,494	5,266,571
Advance from customers	1,028,318	556,418
Bank notes payable	—	1,531,649
Deferred government grants - current	76,812	121,542
Taxes payable	225,683	825,301
Operating lease liabilities, current	73,560	23,859
Accrued expenses and other payables	1,207,536	701,263
Total current liabilities	6,670,118	9,167,181
Operating lease liabilities, long term	24,575	72,537
Deferred government grants - noncurrent	221,879	309,943
Total liabilities	6,916,574	9,549,661

	For the year ended
	September 30,
	2023	2022	2021
Net revenue	$46,471,478	$64,468,807	$57,049,381
Income (loss) from operations	$(1,722,218)	$2,502,014	$2,370,647
Net income (loss)	$(1,674,516)	$2,752,212	$2,857,492

	For the Year Ended
	September 30,
	2023	2022	2021
Net cash provided by operating activities	$1,203,386	$12,901,270	$2,122,539
Net cash used in investing activities	(3,700,105)	(1,153,972)	(1,781,618)
Net cash provided by (used in) financing activities	(1,190,278)	(5,937,529)	123,697
Effect of exchange rate on cash	(123,754)	(1,018,698)	343,759
Net increase (decrease) in cash, cash equivalents and restricted cash	$(3,810,751)	$4,791,071	$808,377

Reclassification of Prior Year Presentation

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. The reclassification has no impact on the total assets and total liabilities as of September 30, 2023, 2022 and 2021 or on the total cash flows and the consolidated statements of operations and comprehensive income (loss) and change in shareholders' equity for the years ended September 30, 2023, 2022 and 2021.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ accounting estimates included, but are not limited to: allowance for estimated uncollectible receivables, inventory valuations, impairment of long-lived assets, useful lives of property and equipment and intangible assets, fair value of investment in trading securities, impairment of intangible assets, realization of deferred tax assets and uncertain tax position, and income taxes. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

Risks of Operation in China

The main operation of the Company, through the WFOE, the VIE and VIE’s subsidiaries, is located in the PRC. Accordingly, the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ have not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Risks in relation to the VIE structure

The Company is incorporated in the Cayman Islands. As a holding company with no material operations, the Company conducts its operations in China through the variable interest entities, Gansu QLS and its subsidiaries. The Company receives the economic benefits of Gansu QLS and its subsidiaries’ business operation through a series of contractual arrangements, or the VIE Agreements, which have not been tested in court. As a result of the Company’s indirect ownership in the Qilian Chengdu and Hainan Trading and the VIE Agreements, the Company is regarded as the primary beneficiary of its VIE. The VIE structure is used to replicate foreign investment in Chinese-based companies where Chinese law prohibits direct foreign investment in the operating companies, and that investors may never directly hold equity interests in the Chinese operating entities. The Company relies on contractual arrangements with the VIE and its subsidiaries in China for the business operations, which may not be as effective in providing operational control or enabling the Company to derive economic benefits as through ownership of controlling equity interests, and the VIE’s shareholders may fail to perform their obligations under the contractual arrangements. If the PRC government deems that the VIE Agreements in relation to the VIE do not comply with PRC regulatory restrictions on foreign investment in the relevant industries, or if these regulations or the interpretation of existing regulations change in the future, the Company may have difficulty in enforcing any rights the Company may have under the VIE Agreements in PRC and the Company could be subject to severe penalties or be forced to relinquish the Company’s interests in those operations.

Technology Innovation and Commodity Risks

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ business faces rapid technological change, and there is a possibility that the competitors may achieve regulatory approval and develop new product candidates before the Company, its subsidiaries, the VIE and VIE’s subsidiaries, which may harm the financial condition and the ability to successfully market or commercialize any of the product candidates.

The development and commercialization of new pharmaceutical products and fertilizers is highly competitive, and both industries currently are characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries will face competition with respect to the current and future pharmaceutical and fertilizer product candidates from major pharmaceutical and chemical companies in China. The Heparin and sausage casing products are made from livestock products, which are subjected to significant risks of the market supply of the raw materials.

Exchange Rate Risks

The WFOE, the VIE and VIE’s subsidiaries operate in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As at September 30, 2023 and September 30, 2022, cash and restricted cash of $6,197,461 (RMB 45,216,675) and $10,277,243 (RMB 73,107,168), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the WFOE, the VIE and VIE’s subsidiaries’ operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The cash and cash equivalent don’t have withdrawal restrictions.

Restricted Cash

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure short-term bank notes payable. The VIE is required to keep amounts equal to 30%-50% of the notes payable value on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes, the VIE is required to deposit the remainder to the escrow account to settle the bank notes payable. The notes payable is generally short term in nature due to their short maturity period of three months to one year; thus, restricted cash is classified as a current asset.

Short-term Investment	Short-term Investment The Company’s short-term investment include a time deposit which has maturity less than 12 months.
Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The WFOE, the VIE and VIE’s subsidiaries usually grant credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company evaluates the creditworthiness of its customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Bank acceptance notes receivable

Bank acceptance notes receivable

Bank acceptance notes receivable generally due within six months and with specific payment terms and definitive due dates, are comprised of the notes issued by some customers to pay certain outstanding receivable balances to the Company. Bank acceptance notes do not bear interest. From time to time, the Company endorse bank notes receivable to its suppliers as the payment of material purchase. The bank notes receivable is considered sold and derecognized from balance sheets when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the note receivables, and the Company has surrendered control over the transferred note receivable. If the Company does not surrender control, the cash received from the purchaser is account for as a secured borrowing.

As of September 30, 2023 and 2022, bank acceptance notes receivable from customers were $4,131,392 and $2,585,886, respectively. There was $4,338,304 bank acceptance notes receivable endorsed by the companies to make payments that were unmatured as of September 30, 2023 and derecognized from balance sheet.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment charge. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	20–40 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	3–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statements of operations in other income and expenses.

Construction in Progress

Construction in Progress

Construction in progress is comprised of costs related to the capital projects that are not completed and is not depreciated until such time as the subject asset is ready for its intended use. Construction in progress as of September 30, 2023 and 2022 represents costs of construction incurred for Chongqing’s new manufacturing facilities for heparin products.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights, software and license for drug manufacturing (See Note 7). Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Leases

Leases

On October 1, 2019 the Company adopted Accounting Standards Update (“ASU”) 2016-02. For all leases that were entered into prior to the effective date of ASC 842, we elected to apply the package of practical expedients. Based on this guidance we will not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of obligations under finance leases, and obligations under finance leases, non-current on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

We have made an accounting policy election to not include leases with an initial term of 12 months or less on the balance sheets and the short term lease expense recognized for the years presented are immaterial.

Investment in Securities

Investment in Securities

The Company entered into an investment with a iFactors SPC related to shares participating in the Golden Bridge Global Income Opportunities SP (the Fund), an exempted segregated Portfolio Company incorporated in the Cayman Islands and managed by Golden Bridge Capital Management Limited. The Fund primarily invests in bonds offered by private entities (debt securities), globally and also invests in convertible debt securities, publicly traded debt and stock, and governmental fixed income securities. The redemption of such shares for cash can be made with ninety days advance written notice (such written notice period can be extended by the investment manager), except during the lock up period which is initially 24 months and then extended to 36 months, from the initial investment date.

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Investment securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value. Investment securities not classified as trading securities or as held-to-maturity securities shall be classified as available-for-sale securities.

As of September 30, 2023 and 2022, the investment consisted of 20,000 units of the Fund. Such securities have been classified as trading securities. The private equity fund is measured at fair value with gains and losses recognized in earnings. For the year ended September 30, 2022 and 2021, as a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. As of September 30, 2023, the management had intention to redeem the investment and it is probable that the investment will be redeemed for an amount different from the NAV. Thus, the fair value of the investment was measured using discounted cash flow method. The fair value of the Fund was $13,943,019 and $19,470,400 as of September 30, 2023 and 2022, respectively. See Fair Value of Financial Instruments disclosure in this footnote.

Long-Term Investment

Long-Term Investment

Investments in entity in which the Company, its subsidiaries, the VIE and VIE’s subsidiaries can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Under the equity method, the Company, its subsidiaries, the VIE and VIE’s subsidiaries initially record its investment at cost. The Company’s share of investee earnings or losses is recorded in our Consolidated Statements of Operations within Other income (expense). The Company’s interest in the net assets of the investees is included in the equity method investment on the consolidated balance sheets. The Company, its subsidiaries, the VIE and VIE’s subsidiaries evaluate the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company, its subsidiaries, the VIE and VIE’s subsidiaries subsequently adjust the carrying amount of the investment to recognize their proportionate share of each equity investee’s net income or loss into earnings after the date of investment, the adjustment of basis difference initially recognized and the other comprehensive income allocated to the Company from the investees.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company, its subsidiaries, the VIE and VIE’s subsidiaries review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairment of long-lived assets as of September 30, 2023 and September 30, 2022.

Transactions with Non-controlling Interests of Subsidiaries

Transactions with Non-controlling Interests of Subsidiaries

The Company, its subsidiaries, the VIE and VIE’s subsidiaries account for a change in ownership interests in its subsidiaries that does not result in a change of control of the subsidiary under the provisions of ASC 810-10-45-23, Consolidation – Other Presentation Matters, which prescribes the accounting for changes in ownership interest that do not result in a change in control of the subsidiary, as defined by GAAP, before and after the transaction. Under this guidance, changes in a controlling shareholder’s ownership interest that do not result in a change of control, as defined by GAAP, in the subsidiary are accounted for as equity transactions. Accordingly, if the controlling shareholder retains control, no gain or loss is recognized in the statements of operations of the controlling shareholder. Similarly, the controlling shareholder will not record any additional acquisition adjustments to reflect its subsequent purchases of additional shares in the subsidiary if there is no change of control. Only a proportional and immediate transfer of carrying value between the controlling and the noncontrolling shareholders occurs based on the respective ownership percentages. For the year ended September 30, 2021, the VIE, Gansu QLS acquired 7.76% of equity interest in Chengdu QLS and its subsidiaries from its shareholders. The equity interest Gansu QLS has in Chengdu QLS increased from 71.75% as of September 30, 2020 to 79.51% as of September 30, 2021.

In the year ended September 30, 2023, the Company made 200,000 RMB (equivalent to $28,356) additional investment to acquire 0.2% ownership of Gansu QLS from third party shareholders and the Company’s ownership in VIE increased to 79.71% as of September 30, 2023.

Non-controlling interests

Non-controlling Interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, VIE and VIE’s subsidiaries, non-controlling interests represent a minority shareholder’s 49% ownership interest in Zhongqiao E Commerce Limited (“Zhongqiao”), as well as 0.786% ownership interest in Gansu QLS, 20.29% ownership interest in Chengdu QLS and in subsidiaries including Rugao and Chongqing.

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2023	2022
Gansu QLS	$169,574	$237,397
Chengdu QLS and subsidiaries	1,332,983	1,673,997
Zhongqiao	56,711	—
Total	$1,559,268	$1,911,394

Non-controlling interest in the equity of a subsidiary is reported in equity in the consolidated balance sheets. Net income and losses attributable to the non-controlling interest is reported as described above in the consolidated statements of operations and comprehensive income.

Revenue Recognition

Revenue Recognition

The Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company, its subsidiaries, the VIE and VIE’s subsidiaries perform the following five steps:

(i)	identification of the promised goods or services in the contract;
(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)	measurement of the transaction price, including the constraint on variable consideration;
(iv)	allocation of the transaction price to the performance obligations based on estimated selling prices; and
(v)	recognition of revenue when (or as) we satisfy each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

The majority of the WFOE, the VIE and VIE’s subsidiaries’ contracts have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and are, therefore, not distinct. The revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The WFOE, the VIE and VIE’s subsidiaries’ products are sold with no right of return and the WFOE, the VIE and VIE’s subsidiaries do not provide other credits or sales incentives, which would be accounted for as variable consideration. Sales taxes invoiced to customers and remitted to government authorities are excluded from net sales.

The contract liabilities of the Company consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. Contract liabilities were recognized when the Company receives prepayment from customers resulting from sales contracts. Contract liabilities will be recognized as revenue when the products are delivered. As of September 30, 2023 and 2022, the Company record advance from customers of $1,028,318 and $556,418, respectively, which will be recognized as revenue upon delivery of the products sold. For the years ended September 30, 2023 and 2022, the beginning balance of contract liabilities of $531,140 and $2,467,296 were recognized as revenue when the products are delivered.

Refer to Note 15 for disaggregated revenue information.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is net against the expense and recognized in the consolidated statements of operations and comprehensive income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of operations and comprehensive income in proportion to the useful life of the related assets. Government grants received for the year ended September 30, 2023, 2022 and 2021 were $66,177, $137,754, and $152,265, respectively. Grant income recognized for the year ended September 30, 2023, 2022 and 2021 were $192,375, $413,717 and $559,828, respectively, included in other income within the consolidated statements of operations and comprehensive income. As of September 30, 2023 and 2022, the deferred government grants were $298,691 and $431,485, respectively. The weighted average remaining periods for the government grant to be recognized were 6.61 years and 6.33 years, respectively.

Selling, General and Administrative, Research and Development Expenses

Selling, General and Administrative, Research and Development Expenses

Selling, general and administrative, research and development expenses primarily consist of salaries and benefits for employees, shipping expense, utilities, maintenance and repairs expenses, insurance expense, depreciation and amortization expenses, research and development expense, selling and marketing expenses, professional fees, and other operating expenses.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, and amortization, depreciation of intangible assets and property, plant and equipment used in the research and development activities. For the year ended September 30, 2023, 2022 and 2021, total selling, general and administrative, research and development expense were as follows:

	For the Year Ended
	September 30,
	2023	2022	2021
Selling expense	$961,679	$751,428	$979,925
General and administrative expense	2,831,444	2,149,522	2,262,560
Research and development expense	568,470	1,224,344	8,000
Total	$4,361,593	$4,125,294	$3,250,485

Advertising Cost

Advertising Cost

Advertising costs are expensed when incurred and are included in selling, general and administrative, research and development expense on the accompanying consolidated statements of operations. The Company incurred $145,916, $166,064 and $118,020 of advertising costs during the years ended September 30, 2023, 2022 and 2021, respectively. Advertising costs consist primarily of online marketing costs, such as advertising on social networking sites and e-mail marketing campaigns.

Income Taxes

Income Taxes

The Company, its subsidiaries, the VIE and VIE’s subsidiaries account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, the Company, its subsidiaries, the VIE and VIE’s subsidiaries consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine that they would be able to realize the deferred tax assets in the future in excess of their net recorded amount, they would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company does not believe that there were any uncertain tax positions at September 30, 2023 and 2022.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended September 30, 2023, 2022 and 2021, 300,000 underwriter warrants were considered in the diluted EPS calculation using treasury stock method. There were no diluted shares for the years ended September 30, 2023, 2022 and 2021.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended September 30, 2023, 2022 and 2021:

	For the Years ended September 30,
	2023	2022	2021
Numerator:
Net income (loss) attributable to ordinary shareholders	$(7,780,620)	$1,076,693	$3,152,868

Denominator:
Weighted-average number of ordinary shares outstanding – basic	35,750,000	35,750,000	34,089,286
Outstanding warrants	—	—	—
Potentially dilutive shares from outstanding options and warrants	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	35,750,000	35,750,000	34,089,286
Earnings per share – basic	$(0.22)	$0.03	$0.09
Earnings per share – diluted	$(0.22)	$0.03	$0.09

Stock Based Compensation

Stock Based Compensation

The Company issued shares for its independent director for the service rendered. Stock-based compensation is estimated at the grant date based on the fair value of the shares and is recognized as expense over the requisite service period of the award. The Company recognizes compensation cost on a straight-line basis over the requisite service period of the award, which is generally the award vesting term. The Company has elected to recognize forfeitures as incurred.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in currency other than U.S. Dollars are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2023	September 30, 2022	September 30, 2021
Year-end spot rate	US$1=RMB 7.2960	US$1=RMB 7.1135	US$1=RMB 6.4580

Average rate	US$1=RMB 7.0533	US$1=RMB 6.5532	US$1=RMB 6.5095

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records its financial assets and liabilities in accordance with the framework for measuring fair value in accordance with U.S GAAP. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For the year ended September 30, 2022, as a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of its certain fund investment. NAV is primarily determined based on information provided by external fund administrators. The Company’s investments valued at NAV as a practical expedient are private equity funds, which represent the investment in trading securities on the balance sheet. For the year ended September 30, 2023, the Company planned to sell the investment and fair value measurement using NAV as practical expedient is not permitted. The investment is measured using discounted cash flow method and classified as Level 3 in the fair value hierarchy. The discount rate used for the valuation of trading securities was 28% as of September 30, 2023.

Cash and cash equivalents, restricted cash, accounts receivable, bank notes receivable, short term investment, advances to suppliers, other current assets, accounts payable, and accrued expenses and other payables approximate fair value because of the short maturity of those instruments. Based on comparable open market transactions, the fair value of the bank loans, lease liabilities, bank notes payable and other liabilities, including current maturities, approximated their carrying value as of September 30, 2023 and September 30, 2022, respectively.

The Company noted no transfers between levels during any of the periods presented.

The following is a reconciliation of the beginning and ending balance of the investment in securities measured at fair value on a recurring basis for the year ended September 30, 2023 and 2022:

	As of	As of
	September 30,	September 30,
	2023	2022
Beginning balance	$19,470,400	$20,323,400
Change in fair value	(5,527,381)	(853,000)
Ending balance	$13,943,019	$19,470,400

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries, the VIE and VIE’s subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company, its subsidiaries, the VIE and VIE’s subsidiaries in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2023 and 2022, $6,197,461 and $10,277,243 of the Company’s cash and cash equivalents and restricted cash were on deposit at financial institutions in the PRC which are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. Cash and cash equivalent of $1,001,568 and $1,001,568 were deposited at financial institutions in Hong Kong as of September 30, 2023 and 2022, which are insured by Hong Kong Deposit Board and subject to a certain limitation of HKD 500,000 (approximately $ 65,000). As of September 30, 2023 and 2022, $277,218 and $3,700,202 of the Company’s cash were on deposit at financial institutions in the U.S. which were insured by the FDIC subject to certain limitations. The Company has not experienced any losses in such accounts.

Substantially all of the Company’s sales are made to customers that are located in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended September 30, 2023, two customers accounted for 15% and 14% of total revenue, respectively and no vendor accounted for more than 10% of total purchase. As of September 30, 2023, four major customer’s account receivable accounted for 31%, 19%, 11% and 10% of the total account receivable, respectively, and no vendor accounted for more than 10% of the total accounts payable outstanding.

For the year ended September 30, 2022, two customers accounted for 11% and 11% of total revenue, respectively and one vendor accounted for 14% of total purchase. As of September 30, 2022, three major customer’s account receivable accounted for 61%, 13% and 11% of the total account receivable, respectively, and one vendor accounted for 18% of the total accounts payable outstanding.

For the year ended September 30, 2021, three customers accounted for 11%, 11% and 10% of total revenue, respectively and one vendor accounted for 13% of total purchase, respectively. As of September 30, 2021, one major customer’s account receivable accounted for 77% of the total account receivable, respectively.

A loss of any of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In October 2021, the FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this standard update address diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination and require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. This standard update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years and should be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the standard is permitted, including adoption in an interim period. The Company has assessed the standard and concluded that this would only be applicable for acquisitions that the Company enters into prospectively only if the target company has contract assets and contract liabilities.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments(“ASU2016-13”), which requires an entity to assess impairment of its financial instruments based on the entity’s estimate of expected credit losses. Since the issuance of ASU2016-13, the FASB released several amendments to improve and clarify the implementation guidance. These standards have been collectively codified within ASC Topic326, Credit Losses(“ASC 326”). As a smaller reporting company as defined by the SEC, the provisions of ASC 326 are effective as of the beginning of our fiscal year 2024. The Company does not expect the adoption will have material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.